Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Investment Objective
The investment objective of the Fund is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 47 of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page S-76 of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen NWQ Small-Cap Value Fund - USD ($)		Class A	Class C	Class R3	Class R6	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen NWQ Small-Cap Value Fund	Class A	Class C	Class R3	Class R6	Class I
Management Fees	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses	0.20%	0.20%	0.20%	0.07%	0.20%
Total Annual Fund Operating Expenses	1.24%	1.99%	1.49%	0.86%	0.99%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nuveen NWQ Small-Cap Value Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I
1 Year	$ 694	$ 202	$ 152	$ 88	$ 101
3 Years	946	624	471	274	315
5 Years	1,217	1,073	813	477	547
10 Years	$ 1,989	$ 2,317	$ 1,779	$ 1,061	$ 1,213

Expense Example, No Redemption - Nuveen NWQ Small-Cap Value Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I
1 Year	$ 694	$ 202	$ 152	$ 88	$ 101
3 Years	946	624	471	274	315
5 Years	1,217	1,073	813	477	547
10 Years	$ 1,989	$ 2,317	$ 1,779	$ 1,061	$ 1,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies with market capitalizations at the time of investment comparable to companies in either the Russell 2000® Value Index or the Standard & Poor’s SmallCap 600 Index. As of September 30, 2019, the market cap range for the Russell 2000® Value Index was $3.0 million to $5.5 billion and the market cap range for the Standard & Poor’s SmallCap 600 Index was $82.0 million to $4.4 billion. The Fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range. The Fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The Fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The Fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The Fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries as such countries may have a higher degree of economic instability, unsettled securities laws and inconsistent regulatory systems.

Small-Cap Company Risk—Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations, than security prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap securities at the desired time and price.

Value Stock Risk—The intrinsic value of a stock with value characteristics may be difficult to identify and may not be fully recognized by the market for a long time or a stock identified to be undervalued may actually be appropriately priced at a low level.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of September 30, 2019 was 16.48%. The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 25.53%
and -22.07%, respectively, for the quarters ended September 30, 2009 and December 31, 2018.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Average Annual Total Returns for the Periods Ended December 31, 2018
Average Annual Total Returns - Nuveen NWQ Small-Cap Value Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A		Dec. 08, 2004	(23.83%)	1.08%	12.06%
Class A | (return after taxes on distributions)		Dec. 08, 2004	(26.03%)	0.17%	11.56%
Class A | (return after taxes on distributions and sale of Fund shares)		Dec. 08, 2004	(12.48%)	0.89%	10.14%
Class C		Dec. 08, 2004	(19.79%)	1.53%	11.90%
Class R3		Sep. 29, 2009	(19.38%)	2.03%		10.27%
Class R3 | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]					9.32%
Class R3 | Lipper Small-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[2]					9.69%
Class R6		Feb. 15, 2013	(18.86%)	2.70%		7.26%
Class R6 | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]					6.88%
Class R6 | Lipper Small-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[2]					7.04%
Class I		Dec. 08, 2004	(18.99%)	2.54%	13.02%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]		(12.86%)	3.61%	10.40%
Lipper Small-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[2]		(12.67%)	3.41%	11.64%
[1]	An index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Small-Cap Core Funds Category.